DESCRIPTION OF THE PLAN - Defined Contribution (Details) - North America 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF THE PLAN
Number of years of service completed as of March 9, 2002 for defined contribution eligibility	10 years
Minimum service period for defined contribution allocation	15 years
Defined contribution vesting percentage	100.00%
Defined contribution	$ 320,968